Trace W. Rakestraw State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617-662-1501 Fax +1 617-368-0205 twrakestraw@statestreet.com

June 10, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)
           Securities Act File No. 333-179904;
           Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the following Prospectuses and Statements of Additional Information, each dated June 8, 2015, do not differ from those contained in the Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on June 8, 2015:

Series	Post-Effective Amendment No.
iShares Interest Rate Hedged 10+ Year Credit Bond ETF	163
iShares Interest Rate Hedged Emerging Markets Bond ETF	164

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1501.

Yours truly,

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.